UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Ajax Mortgage Loan Trust 2021-A
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001782232

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Larry Mendelsohn, Manager, (503) 226-4614

Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GREAT AJAX II DEPOSITOR LLC
(Depositor)

By:	/s/ Larry Mendelsohn
	Name:	Larry Mendelsohn
	Title:	Manager

Date: January 13, 2021

EXHIBIT INDEX

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC (“AMC”)
Schedule 1 – AMC Due Diligence Executive Summary
Schedule 2 – AMC Loan Level Exception – Disposition (Loan Grades)
Schedule 3 – AMC Exception Ratings Report
Schedule 4 – AMC Compliance Only Extract
Schedule 5 – AMC Pay History Report
Schedule 6 – AMC Servicing Comments Report
Schedule 7 – AMC Title Report
Schedule 8 – AMC Modification Report
Schedule 9 – AMC New Origination Rating Agency Grades Report
Schedule 10 – AMC New Origination Exception Grades Report
Schedule 11 – JCIII Itemized Report
Schedule 12 – JCIII Exception Report
Schedule 13 – JCIII Compliance Summary Report
Schedule 14 – Tigre Rating Agency Compliance Report
Schedule 15 – Tigre Exception Standard Report
99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC (“Opus”)
Schedule 1 – Opus Due Diligence Executive Summary
Schedule 2 – Opus Exception Report
Schedule 3 – Opus Agency Grading Report
99.3	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing, LLC (“Solidifi”)
Schedule 1 – Solidifi Due Diligence Executive Summary
Schedule 2 – Solidifi Title Lien Report
Schedule 3 – Solidifi Delinquent Tax Report
99.4	Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc. (“Infinity”)
Schedule 1 – Infinity Due Diligence Executive Summary
Schedule 2 – Infinity Disposition and Comments Report

Schedule 3 – Infinity Full Script Report
Schedule 4 – Infinity Payment History Report
Schedule 5 – Infinity Disclosures Report
Schedule 6 – Infinity Findings Details Report
Schedule 7 – Infinity Individual Exception Report
Schedule 8 – Infinity Rating Agency Grade Report
Schedule 9 – Infinity Tape Discrepancies Report
99.5	Disclosures required by Rule 15Ga-2 for Clayton Fixed Income Services LLC (“Clayton”)
Schedule 1 – Clayton Due Diligence Executive Summary
Schedule 2 – Clayton ASF Report
Schedule 3 – Clayton Conditions Summary Report
Schedule 4 – Clayton Conditions Detail Report
Schedule 5 – Clayton Loan Grades Report
Schedule 6 – Clayton Loan Level Tape Compare Report
Schedule 7 – Clayton Modification Report